Consolidated Statements of Changes In Stockholders' Equity - Blockchain Training Alliance, Inc. [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total Stockholders' Equity [Member]
Beginning balance at Dec. 31, 2018	$ 600		$ 23,935	$ 24,535
Beginning balance, shares at Dec. 31, 2018	6,000,000
Net income (loss)			(96,977)	(96,977)
Ending balance at Dec. 31, 2019	$ 600		(73,042)	(72,442)
Ending balance, shares at Dec. 31, 2019	6,000,000
Net income (loss)			(9,797)	(9,797)
Ending balance at Dec. 31, 2020	$ 600		$ (82,839)	$ (82,239)
Ending balance, shares at Dec. 31, 2020	6,000,000